Schedule of Equipment (Details) - Boost Run Holdings LLC [Member] - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Property, Plant, and Equipment [Line Items]
Property plant and equipment, gross	$ 36,211	$ 19,147	$ 9,285
Less: accumulated depreciation	(5,397)	(4,281)	(2,382)
Equipment, net	30,814	14,866	6,903
Computer Hardware [Member]
Property, Plant, and Equipment [Line Items]
Property plant and equipment, gross	21,669	11,025	9,257
Fixed Assets [Member]
Property, Plant, and Equipment [Line Items]
Property plant and equipment, gross	14,448	8,094
Computer Equipment [Member]
Property, Plant, and Equipment [Line Items]
Property plant and equipment, gross	$ 28	$ 28	$ 28